Shareholder Report, Average Annual Return (Details) 74200028300_Franklin LifeSmart 2050 Retirement Target Fund_Class R6_TSR Annual {Class R6}		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		21.51%	10.46%	10.42%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent		8.17%	(2.15%)	1.26%
Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Average Annual Return, Percent	[1]	21.31%	10.41%	10.74%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		22.34%	11.19%	11.72%
Bloomberg Multiverse Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Multiverse Index
Average Annual Return, Percent		8.42%	(1.87%)	1.50%

[1]
†	The Fund’s Blended Benchmark consists of 93.5% MSCI AC World Index-NR and 6.5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.